Schedule of Investments (unaudited)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	917	$162,125
Curtiss-Wright Corp.	580	68,881
Hexcel Corp.(a)	1,188	74,131
Mercury Systems Inc.(a)	796	52,759
		357,896
Air Freight & Logistics — 0.6%
XPO Logistics Inc.(a)	1,441	201,581

Airlines — 0.2%
JetBlue Airways Corp.(a)	4,488	75,309

Auto Components — 1.8%
Adient PLC(a)	1,335	60,342
Dana Inc.	2,057	48,874
Fox Factory Holding Corp.(a)(b)	595	92,618
Gentex Corp.	3,423	113,267
Goodyear Tire & Rubber Co. (The)(a)	3,953	67,794
Lear Corp.	776	136,017
Visteon Corp.(a)	396	47,892
		566,804
Automobiles — 0.6%
Harley-Davidson Inc.	2,178	99,796
Thor Industries Inc.	785	88,705
		188,501
Banks — 7.3%
Associated Banc-Corp.	2,166	44,360
BancorpSouth Bank	1,285	36,404
Bank of Hawaii Corp.	573	48,258
Bank OZK	1,714	72,262
Cathay General BanCorp.	1,061	41,761
CIT Group Inc.	1,405	72,484
Commerce Bancshares Inc.	1,493	111,318
Cullen/Frost Bankers Inc.	801	89,712
East West Bancorp. Inc.	2,011	144,169
First Financial Bankshares Inc.	2,017	99,095
First Horizon Corp.	7,830	135,302
FNB Corp.	4,527	55,818
Fulton Financial Corp.	2,301	36,310
Glacier Bancorp. Inc.	1,354	74,578
Hancock Whitney Corp.	1,229	54,617
Home BancShares Inc./AR	2,149	53,037
International Bancshares Corp.	789	33,880
PacWest Bancorp	1,658	68,243
Pinnacle Financial Partners Inc.	1,078	95,177
Prosperity Bancshares Inc.	1,318	94,632
Signature Bank/New York NY	817	200,696
Sterling Bancorp./DE	2,730	67,677
Synovus Financial Corp.	2,106	92,411
Texas Capital Bancshares Inc.(a)	716	45,459
Trustmark Corp.	897	27,628
UMB Financial Corp.	616	57,325
Umpqua Holdings Corp.	3,127	57,693
United Bankshares Inc./WV	1,902	69,423
Valley National Bancorp.	5,749	77,209
Webster Financial Corp.	1,281	68,328
Wintrust Financial Corp.	809	61,185
		2,286,451
Security	Shares	Value

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	133	$135,766

Biotechnology — 1.9%
Arrowhead Pharmaceuticals Inc.(a)	1,476	122,242
Emergent BioSolutions Inc.(a)	645	40,629
Exelixis Inc.(a)	4,442	80,933
Halozyme Therapeutics Inc.(a)	1,898	86,188
Ligand Pharmaceuticals Inc.(a)	236	30,961
Neurocrine Biosciences Inc.(a)	1,340	130,409
United Therapeutics Corp.(a)	635	113,925
		605,287
Building Products — 2.2%
Builders FirstSource Inc.(a)	2,936	125,250
Lennox International Inc.	488	171,190
Owens Corning	1,481	144,990
Simpson Manufacturing Co. Inc.	615	67,921
Trex Co. Inc.(a)	1,635	167,113
		676,464
Capital Markets — 2.7%
Affiliated Managers Group Inc.	591	91,138
Evercore Inc., Class A	580	81,647
FactSet Research Systems Inc.	537	180,223
Federated Hermes Inc.	1,326	44,965
Interactive Brokers Group Inc., Class A	1,145	75,261
Janus Henderson Group PLC	2,276	88,331
Jefferies Financial Group Inc.	2,836	96,991
SEI Investments Co.	1,680	104,110
Stifel Financial Corp.	1,489	96,576
		859,242
Chemicals — 2.5%
Ashland Global Holdings Inc.	775	67,813
Avient Corp.	1,294	63,613
Cabot Corp.	802	45,658
Chemours Co. (The)	2,346	81,641
Ingevity Corp.(a)	567	46,131
Minerals Technologies Inc.	478	37,604
NewMarket Corp.	104	33,486
RPM International Inc.	1,836	162,816
Scotts Miracle-Gro Co. (The)	577	110,738
Sensient Technologies Corp.	599	51,849
Valvoline Inc.	2,567	83,325
		784,674
Commercial Services & Supplies — 1.9%
Brink’s Co. (The)	704	54,095
Clean Harbors Inc.(a)	711	66,223
Healthcare Services Group Inc.	1,057	33,369
Herman Miller Inc.	835	39,362
IAA Inc.(a)	1,910	104,171
KAR Auction Services Inc.(a)	1,766	30,993
MSA Safety Inc.	516	85,439
Stericycle Inc.(a)	1,301	93,087
Tetra Tech Inc.	768	93,727
		600,466
Communications Equipment — 0.9%
Ciena Corp.(a)	2,196	124,931
Lumentum Holdings Inc.(a)	1,076	88,264
NetScout Systems Inc.(a)	1,043	29,767
ViaSat Inc.(a)	964	48,046
		291,008

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 1.3%
AECOM(a)	2,075	$131,389
Dycom Industries Inc.(a)	436	32,495
EMCOR Group Inc.	774	95,349
MasTec Inc.(a)	800	84,880
Valmont Industries Inc.	302	71,287
		415,400
Construction Materials — 0.3%
Eagle Materials Inc.	600	85,266

Consumer Finance — 0.7%
LendingTree Inc.(a)	157	33,265
Navient Corp.	2,543	49,156
PROG Holdings Inc.	954	45,916
SLM Corp.	4,576	95,822
		224,159
Containers & Packaging — 0.9%
AptarGroup Inc.	932	131,263
Greif Inc., Class A, NVS	376	22,767
Silgan Holdings Inc.	1,111	46,107
Sonoco Products Co.	1,426	95,399
		295,536
Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)	699	24,913
Graham Holdings Co., Class B	57	36,132
Grand Canyon Education Inc.(a)	657	59,110
H&R Block Inc.	2,570	60,344
Service Corp. International	2,383	127,705
Strategic Education Inc.	350	26,621
WW International Inc.(a)	680	24,575
		359,400
Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)	1,665	66,583

Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	1,548	65,449

Electrical Equipment — 1.8%
Acuity Brands Inc.	506	94,637
EnerSys	607	59,322
Hubbell Inc.	770	143,867
nVent Electric PLC	2,375	74,195
Regal Beloit Corp.	576	76,902
Sunrun Inc.(a)	2,283	127,346
		576,269
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics Inc.(a)	1,051	119,635
Avnet Inc.	1,410	56,513
Belden Inc.	633	32,011
Cognex Corp.	2,503	210,377
Coherent Inc.(a)	347	91,726
II-VI Inc.(a)	1,486	107,869
Jabil Inc.	1,899	110,370
Littelfuse Inc.	349	88,922
National Instruments Corp.	1,866	78,894
SYNNEX Corp.	588	71,595
Vishay Intertechnology Inc.	1,879	42,371
Vontier Corp.	2,393	77,964
		1,088,247
Energy Equipment & Services — 0.2%
ChampionX Corp.(a)	2,654	68,075
Security	Shares	Value

Entertainment — 0.2%
Cinemark Holdings Inc.(a)	1,540	$33,803
World Wrestling Entertainment Inc., Class A	641	37,107
		70,910
Equity Real Estate Investment Trusts (REITs) — 9.7%
American Campus Communities Inc.	1,954	91,291
Apartment Income REIT Corp.	2,223	105,437
Brixmor Property Group Inc.	4,210	96,367
Camden Property Trust	1,384	183,615
CoreSite Realty Corp.	609	81,971
Corporate Office Properties Trust	1,497	41,901
Cousins Properties Inc.	2,107	77,495
CyrusOne Inc.	1,737	124,230
Douglas Emmett Inc.	2,338	78,604
EastGroup Properties Inc.	567	93,243
EPR Properties(a)	1,059	55,788
First Industrial Realty Trust Inc.	1,831	95,633
Healthcare Realty Trust Inc.	2,008	60,642
Highwoods Properties Inc.	1,474	66,581
Hudson Pacific Properties Inc.	2,140	59,535
JBG SMITH Properties	1,566	49,345
Kilroy Realty Corp.	1,502	104,599
Lamar Advertising Co., Class A	1,228	128,228
Life Storage Inc.	1,089	116,904
Macerich Co. (The)	2,367	43,198
Medical Properties Trust Inc.	8,337	167,574
National Retail Properties Inc.	2,488	116,637
National Storage Affiliates Trust	978	49,448
Omega Healthcare Investors Inc.	3,336	121,063
Park Hotels & Resorts Inc.(a)	3,352	69,085
Pebblebrook Hotel Trust	1,859	43,779
Physicians Realty Trust	3,054	56,407
PotlatchDeltic Corp.	950	50,493
PS Business Parks Inc.	285	42,203
Rayonier Inc.	1,971	70,818
Rexford Industrial Realty Inc.	1,900	108,205
Sabra Health Care REIT Inc.	3,061	55,710
SL Green Realty Corp.	983	78,640
Spirit Realty Capital Inc.	1,630	77,979
STORE Capital Corp.	3,451	119,094
Urban Edge Properties	1,557	29,739
Weingarten Realty Investors	1,699	54,487
		3,065,968
Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings Inc.(a)	1,943	92,448
Sprouts Farmers Market Inc.(a)	1,675	41,624
		134,072
Food Products — 2.0%
Darling Ingredients Inc.(a)	2,313	156,127
Flowers Foods Inc.	2,791	67,542
Hain Celestial Group Inc. (The)(a)	1,159	46,499
Ingredion Inc.	949	85,885
Lancaster Colony Corp.	277	53,602
Pilgrim’s Pride Corp.(a)	690	15,304
Post Holdings Inc.(a)	838	90,898
Sanderson Farms Inc.	282	53,008
Tootsie Roll Industries Inc.	250	8,478
TreeHouse Foods Inc.(a)	796	35,438
		612,781

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 1.1%
New Jersey Resources Corp.	1,365	$54,013
ONE Gas Inc.	754	55,886
Southwest Gas Holdings Inc.	821	54,342
Spire Inc.	732	52,902
UGI Corp.	2,958	136,985
		354,128
Health Care Equipment & Supplies — 3.2%
Globus Medical Inc., Class A(a)	1,100	85,283
Haemonetics Corp.(a)	721	48,047
Hill-Rom Holdings Inc.	942	107,002
ICU Medical Inc.(a)	279	57,418
Integra LifeSciences Holdings Corp.(a)	1,006	68,649
LivaNova PLC(a)	692	58,204
Masimo Corp.(a)	717	173,837
Neogen Corp.(a)	1,523	70,119
NuVasive Inc.(a)	732	49,615
Penumbra Inc.(a)	481	131,823
Quidel Corp.(a)	548	70,210
STAAR Surgical Co.(a)	665	101,413
		1,021,620
Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)	1,272	79,818
Amedisys Inc.(a)	462	113,158
Chemed Corp.	226	107,237
Encompass Health Corp.	1,411	110,100
HealthEquity Inc.(a)	1,182	95,127
LHC Group Inc.(a)	449	89,917
Molina Healthcare Inc.(a)	828	209,534
Patterson Companies Inc.	1,233	37,471
R1 RCM Inc.(a)	1,956	43,501
Tenet Healthcare Corp.(a)	1,514	101,423
		987,286
Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.(a)	1,144	70,344
Choice Hotels International Inc.	409	48,614
Churchill Downs Inc.	492	97,544
Cracker Barrel Old Country Store Inc.	337	50,031
Jack in the Box Inc.	315	35,104
Marriott Vacations Worldwide Corp.(a)	606	96,536
Papa John’s International Inc.	469	48,982
Scientific Games Corp./DE, Class A(a)	803	62,184
Six Flags Entertainment Corp.(a)	1,077	46,613
Texas Roadhouse Inc.	930	89,466
Travel + Leisure Co.	1,221	72,588
Wendy’s Co. (The)	2,510	58,784
Wingstop Inc.	422	66,520
Wyndham Hotels & Resorts Inc.	1,324	95,712
		939,022
Household Durables — 1.6%
Helen of Troy Ltd.(a)(b)	346	78,930
KB Home	1,258	51,226
Taylor Morrison Home Corp.(a)	1,825	48,216
Tempur Sealy International Inc.	2,596	101,737
Toll Brothers Inc.	1,592	92,033
TopBuild Corp.(a)	469	92,759
TRI Pointe Homes Inc.(a)	1,676	35,917
		500,818
Household Products — 0.1%
Energizer Holdings Inc.	822	35,330
Security	Shares	Value

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	740	$141,621

Insurance — 4.3%
Alleghany Corp.(a)	198	132,080
American Financial Group Inc./OH	978	121,976
Brighthouse Financial Inc.(a)	1,216	55,377
Brown & Brown Inc.	3,316	176,212
CNO Financial Group Inc.	1,865	44,051
First American Financial Corp.	1,464	91,280
Hanover Insurance Group Inc. (The)	509	69,041
Kemper Corp.	861	63,628
Kinsale Capital Group Inc.	304	50,090
Mercury General Corp.	376	24,421
Old Republic International Corp.	4,017	100,064
Primerica Inc.	559	85,605
Reinsurance Group of America Inc.	964	109,896
RenaissanceRe Holdings Ltd.	703	104,620
RLI Corp.	564	58,989
Selective Insurance Group Inc.	851	69,059
		1,356,389
Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	1,390	56,017
Yelp Inc.(a)	991	39,600
		95,617
IT Services — 1.9%
Alliance Data Systems Corp.	704	73,350
Concentrix Corp.(a)	591	95,033
Genpact Ltd.	2,469	112,167
LiveRamp Holdings Inc.(a)	970	45,444
Maximus Inc.	871	76,622
Sabre Corp.(a)	4,528	56,509
WEX Inc.(a)	634	122,933
		582,058
Leisure Products — 1.3%
Brunswick Corp./DE.	1,104	109,981
Mattel Inc.(a)	4,944	99,374
Polaris Inc.	816	111,759
YETI Holdings Inc.(a)	1,064	97,697
		418,811
Life Sciences Tools & Services — 2.3%
Bio-Techne Corp.	551	248,093
Medpace Holdings Inc.(a)	393	69,416
PRA Health Sciences Inc.(a)	864	142,741
Repligen Corp.(a)	724	144,525
Syneos Health Inc.(a)	1,435	128,418
		733,193
Machinery — 5.5%
AGCO Corp.	876	114,213
Colfax Corp.(a)	1,672	76,594
Crane Co.	703	64,936
Donaldson Co. Inc.	1,788	113,592
Flowserve Corp.	1,847	74,471
Graco Inc.	2,401	181,756
ITT Inc.	1,221	111,831
Kennametal Inc.	1,185	42,565
Lincoln Electric Holdings Inc.	844	111,163
Middleby Corp. (The)(a)	788	136,529
Nordson Corp.	766	168,145
Oshkosh Corp.	972	121,150

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Terex Corp.	988	$47,049
Timken Co. (The)	969	78,092
Toro Co. (The)	1,517	166,688
Trinity Industries Inc.	1,145	30,789
Woodward Inc.	831	102,113
		1,741,676
Marine — 0.2%
Kirby Corp.(a)	851	51,605

Media — 1.1%
Cable One Inc.	78	149,199
John Wiley & Sons Inc., Class A	616	37,071
New York Times Co. (The), Class A	2,059	89,669
TEGNA Inc.	3,129	58,700
		334,639
Metals & Mining — 2.4%
Cleveland-Cliffs Inc.(a)	6,512	140,399
Commercial Metals Co.	1,707	52,439
Compass Minerals International Inc.	481	28,504
Reliance Steel & Aluminum Co.	903	136,263
Royal Gold Inc.	930	106,113
Steel Dynamics Inc.	2,844	169,502
United States Steel Corp.(b)	3,822	91,728
Worthington Industries Inc.	495	30,284
		755,232
Multi-Utilities — 0.3%
MDU Resources Group Inc.	2,852	89,382

Multiline Retail — 0.8%
Kohl’s Corp.	2,214	122,014
Nordstrom Inc.(a)	1,543	56,427
Ollie’s Bargain Outlet Holdings Inc.(a)	805	67,725
		246,166
Oil, Gas & Consumable Fuels — 0.3%
Equitrans Midstream Corp.	5,759	49,009
World Fuel Services Corp.	895	28,398
		77,407
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	1,449	87,360

Personal Products — 0.3%
Coty Inc., Class A(a)	4,011	37,463
Nu Skin Enterprises Inc., Class A	709	40,165
		77,628
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(a)	852	151,349
Nektar Therapeutics(a)	2,584	44,342
		195,691
Professional Services — 1.4%
ASGN Inc.(a)	753	72,988
FTI Consulting Inc.(a)	486	66,393
Insperity Inc.	510	46,089
KBR Inc.	2,002	76,376
ManpowerGroup Inc.	772	91,799
Science Applications International Corp.	821	72,026
		425,671
Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(a)	727	142,099
Security	Shares	Value

Road & Rail — 1.0%
Avis Budget Group Inc.(a)	732	$57,015
Knight-Swift Transportation Holdings Inc.	1,736	78,919
Landstar System Inc.	544	85,963
Ryder System Inc.	764	56,788
Werner Enterprises Inc.	808	35,972
		314,657
Semiconductors & Semiconductor Equipment — 4.3%
Amkor Technology Inc.	1,520	35,978
Brooks Automation Inc.	1,053	100,330
Cirrus Logic Inc.(a)	815	69,373
CMC Materials Inc.	414	62,406
Cree Inc.(a)	1,636	160,214
First Solar Inc.(a)	1,206	109,155
Lattice Semiconductor Corp.(a)	1,936	108,764
MKS Instruments Inc.	784	139,513
Semtech Corp.(a)	920	63,296
Silicon Laboratories Inc.(a)	634	97,161
SolarEdge Technologies Inc.(a)	736	203,408
Synaptics Inc.(a)	499	77,634
Universal Display Corp.	608	135,177
		1,362,409
Software — 4.1%
ACI Worldwide Inc.(a)	1,675	62,209
Aspen Technology Inc.(a)	964	132,589
Blackbaud Inc.(a)	692	52,986
CDK Global Inc.	1,727	85,815
Ceridian HCM Holding Inc.(a)	1,862	178,603
CommVault Systems Inc.(a)	652	50,967
Fair Isaac Corp.(a)	408	205,093
j2 Global Inc.(a)	601	82,668
Manhattan Associates Inc.(a)	902	130,646
Paylocity Holding Corp.(a)	533	101,696
Qualys Inc.(a)	477	48,029
SailPoint Technologies Holdings Inc.(a)	1,309	66,851
Teradata Corp.(a)	1,553	77,603
		1,275,755
Specialty Retail — 3.1%
American Eagle Outfitters Inc.	2,138	80,239
AutoNation Inc.(a)	764	72,435
Five Below Inc.(a)	794	153,457
Foot Locker Inc.	1,464	90,226
Lithia Motors Inc.	422	145,016
Murphy USA Inc.	355	47,346
RH(a)(b)	239	162,281
Urban Outfitters Inc.(a)	973	40,107
Williams-Sonoma Inc.	1,080	172,422
		963,529
Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(a)	1,854	84,561
Xerox Holdings Corp.	2,285	53,675
		138,236
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	2,145	122,672
Carter’s Inc.	623	64,275
Columbia Sportswear Co.	434	42,688
Deckers Outdoor Corp.(a)	394	151,324
Skechers U.S.A. Inc., Class A(a)	1,902	94,777
		475,736

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	1,599	$71,875
MGIC Investment Corp.	4,810	65,416
New York Community Bancorp. Inc.	6,592	72,644
Washington Federal Inc.	1,024	32,543
		242,478
Trading Companies & Distributors — 0.9%
GATX Corp.	502	44,412
MSC Industrial Direct Co. Inc., Class A	666	59,760
Univar Solutions Inc.(a)	2,402	58,561
Watsco Inc.	466	133,574
		296,307
Water Utilities — 0.5%
Essential Utilities Inc.	3,168	144,778

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	1,410	31,951

Total Common Stocks — 99.7%
(Cost: $30,175,511)		31,393,849

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	372,298	372,521
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,000	$30,000
		402,521
Total Short-Term Investments — 1.3%
(Cost: $402,516)		402,521

Total Investments in Securities — 101.0%
(Cost: $30,578,027)		31,796,370

Other Assets, Less Liabilities — (1.0)%		(315,925)

Net Assets — 100.0%		$31,480,445

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$265,494	$107,024	(a)	$—	$(2)	$5	$372,521	372,298	$86	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000	(a)	—	—	—	30,000	30,000	1		—
					$(2)	$5	$402,521		$87		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,393,849	$—	$—	$31,393,849
Money Market Funds	402,521	—	—	402,521
	$31,796,370	$—	$—	$31,796,370

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P Mid-Cap ETF
June 30, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust